Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 5,170	$ 4,666
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 166	$ 165